Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

9. Accounts payable and accrued liabilities

	December 31, 2011	January 1, 2011
	$	$

Accounts payable	81,919	74,931
Payroll and commissions	9,405	14,782
Accrued grain liabilities	14,616	20,467
Other accruals	14,288	12,563
	120,228	122,743